Other Revenue - Schedule of Other Revenue (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Other Revenue [Abstract]
Facilitation fee									$ 20,608	$ 20,410	$ 14,588
Brand alliance fees									621	2,641
Advertising revenue									4,495	781	981
Commission on rail reservation									2,021	700	503
Miscellaneous									8,600	3,496	898
Total	$ 6,869	$ 8,252	$ 10,945	$ 10,279	$ 8,163	$ 8,426	$ 5,836	$ 5,603	$ 36,345	$ 28,028	$ 16,970